Organization and Significant Accounting Policies - FP Land LLC (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
FP Land LLC, predecessor business
Organization and Significant Accounting Policies
Number of farms owned	38	38
Number of grain storage facilities owned	3	3
FP Land LLC, predecessor business | Pittman Hough Farms LLC | Corporate expense allocations
Organization and Significant Accounting Policies
Travel cost allocation percentage		25.00%
FP Land LLC, predecessor business | PH Farms
Organization and Significant Accounting Policies
Equity interests (as a percent)	100.00%	100.00%
FP Land LLC, predecessor business | Cottonwood
Organization and Significant Accounting Policies
Equity interests (as a percent)	100.00%	100.00%
Expected | Operating Partnership | FP Land merger, transaction between entities under common control | FP Land
Organization and Significant Accounting Policies
Ownership interest in the properties (as a percent)		100.00%